Basis Of Presentation (Detail) (USD $) In Millions, except Share data, unless otherwise specified				3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013	Sep. 28, 2012	Mar. 28, 2014 Van Houtte USA Holdings Inc [Member]	Mar. 29, 2013 Van Houtte USA Holdings Inc [Member]	Mar. 28, 2014 Van Houtte USA Holdings Inc [Member]	Mar. 29, 2013 Van Houtte USA Holdings Inc [Member]	Sep. 27, 2013 Van Houtte USA Holdings Inc [Member]	Sep. 28, 2012 Van Houtte USA Holdings Inc [Member]	Dec. 12, 2013 IPO [Member]
Basis of Presentation [Line Items]
Common Stock, Shares Issued	250,120,845	219,585,247	216,050,523							28,000,000
Share Price										$ 20.00
Redeemable Noncontrolling Interest, Equity, Common, Carrying Amount				$ 10.2		$ 10.2		$ 10.2	$ 10.4
Net Income (Loss) Attributable to Redeemable Noncontrolling Interest				0.2	0.2	0.4	0.4	0.8	1.1
Distributions to redeemable noncontrolling interest						$ 0.4	$ 0.4	$ 0.9	$ 0.9